Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assets:
Investments	$ 83	$ 70
Foreign currency hedges	3
Total Assets	86	70
Liabilities:
Deferred compensation	268	201
Guarantees	40
Foreign currency hedges	4	2
Total Liabilities	312	203
Pre-tax charge included in net earnings (loss) of discontinued operations for the estimated fair value of guarantees	40
Level 1 [Member]
Assets:
Investments	83	70
Foreign currency hedges	0
Total Assets	83	70
Liabilities:
Deferred compensation	0	0
Guarantees	0
Foreign currency hedges	0	0
Total Liabilities	0	0
Level 2 [Member]
Assets:
Investments	0	0
Foreign currency hedges	3
Total Assets	3	0
Liabilities:
Deferred compensation	268	201
Guarantees	0
Foreign currency hedges	4	2
Total Liabilities	272	203
Level 3 [Member]
Assets:
Investments	0	0
Foreign currency hedges	0
Total Assets	0	0
Liabilities:
Deferred compensation	0	0
Guarantees	40
Foreign currency hedges	0	0
Total Liabilities	$ 40	$ 0